Note 9 - Taxes Recoverable and Payable - Schedule of Taxes Recoverable 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Taxes recoverable	$ 12	$ 12	$ 347
Total	$ 12	$ 12	$ 333